Other liabilities - Schedule of other liabilities (Details) $ in Thousands	Nov. 30, 2019 USD ($)
Other Liabilities [Abstract]
Deferred lease inducements	$ 238
Stock appreciation rights	28
Other non-current non-financial liabilities	$ 266